Related Party Transactions - Summary of Revenue and Expenses Related to Various Service Agreements (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Altisource [Member]
Revenues and Expenses:
Revenues	$ 10,716	$ 30,007	$ 43,075	$ 22,739	$ 16,532
Expenses	27,099	70,577	101,520	55,119	28,987
HLSS [Member]
Revenues and Expenses:
Revenues	84	458	1,315	631	195
Expenses	345	1,590	1,729	2,018	2,432
AAMC [Member]
Revenues and Expenses:
Revenues	251	952	1,160	1,238	0
Residential [Member]
Revenues and Expenses:
Revenues	$ 4,618	$ 12,141	$ 15,658	$ 2,436	$ 0